Pension And Postretirement Benefit Costs (Amortization Schedule Of Pension Prior Service Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits Unrecognized Prior Service Cost 1996 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	$ 162,785
Initial Period	15 years 10 months 17 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	0
Annual amortization	9,035
Pension Benefits, Unrecognized Prior Service Cost 1999 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	37,715
Initial Period	16 years 6 months 11 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	8,049
Annual amortization	2,282
Pension Benefits, Unrecognized Prior Service Cost 2001 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	409,804
Initial Period	15 years 8 months 29 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	123,496
Annual amortization	26,028
Pension Benefits, Unrecognized Prior Service Cost 2003 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	22,267
Initial Period	13 years 2 months 23 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	7,120
Annual amortization	1,683
Pension Benefits, Unrecognized Prior Service Cost 2007 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	876,119
Initial Period	13 years 4 months 28 days
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	549,454
Annual amortization	65,333
Pension Benefits, Unrecognized Prior Service Cost 2009 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial Amount	55,026
Initial Period	12 years 6 months
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	41,820
Annual amortization	4,402
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
12/31/2012 Outstanding Balance Unrecognized Prior Service Cost	729,939	838,702
Annual amortization	$ 108,763	$ 109,978	$ 109,978